Accrued maintenance liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued Maintenance [Roll Forward]
Accrued maintenance liability at beginning of period	$ 2,863,730	$ 2,503,202
Maintenance payments received	920,932	817,229
Maintenance payments returned	(248,017)	(201,474)
Release to income other than upon sale	(163,405)	(203,440)
Lessor contribution, top ups and other	(14,135)	36,022
Accrued maintenance liability at end of period	3,327,347	2,863,730	$ 2,503,202
Non-cash Investing and Financing Activities
Accrued Maintenance [Roll Forward]
Release to income upon sale	$ (31,758)	$ (87,809)	$ (72,000)